Convertible Notes	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Convertible Notes

At September 30, 2011 and 2010, convertible notes payable amounted to $934,567 and $1,470,776, respectively, net of discounts of $143,871 and $111,808, respectively. The notes bear interest at 10% - 12% per annum, and are convertible into common stock of the Company at $0.15 - $0.25 per share (as well as variable conversion rates described below). The notes are due at various dates through June, 2012 and are unsecured.

During the years ended September 30, 2011 and 2010, the Company issued $272,500 and $145,000, respectively, of convertible debentures that are convertible into common stock of the Company at variable conversion rates that provide a fixed return to the note-holder (of which $167,500 is outstanding as of September 30, 2011). Under the terms of the notes, however, the Company could be required to issue additional shares in the event of default. Due to these provisions, the Company determined that the conversion option should be bifurcated from the notes and valued separately. This conversion option has been recorded as a derivative liability, is being amortized over the terms of the related notes, and is carried at fair value in the accompanying balance sheet. During the years ended September 30, 2011 and 2010, the change in the fair value of this derivative liability amounted to ($120,849) and ($5,188), respectively.

During the year ended September 30, 2010, the Company issued $400,000 of convertible debentures that included warrants to purchase 2,266,667 shares of common stock at $0.25- $0.30 per share. The Company determined that the fair value of the warrants, using the method described in Note 11, amounted to $391,504 which was recorded as a debt discount. For certain notes, the Company also determined that there was a beneficial conversion feature that should be recognized, and recorded a related debt discount of $55,161 for the year ended September 30, 2010.

During the year ended September 30, 2010, the Company issued 640,000 shares of common stock valued at $555,980 in connection with the extension of the due dates for short-term promissory notes. Such shares were recorded as a debt discount.

The debt discounts described above were originally amortized over the extended terms of the related notes. As a result of the note conversions described below and in Note 9, such discounts were eliminated as a result of the conversions.